Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Revenues by geographic area for the years ended December 31, 2021, 2020 and 2019 were as follows*:

	Year ended December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Americas (primarily the United States)	$388,323	$343,477	$415,862
EMEA	130,296	101,584	124,967
Asia Pacific	88,600	75,756	95,251
	$607,219	$520,817	$636,080

*	Revenues are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment and right-of-use assets of lessees by geographical area were as follows:

	Year ended December 31,
	2021	2020
Americas (primarily the United States)	$46,456	$67,208
EMEA	162,576	147,132
Asia Pacific	8,914	8,190
	$217,946	$222,530

Property, plant and equipment that were located in Israel amounted to $136.4 million and $126.9 million for the years ended December 31, 2021 and 2020, respectively and are included under the EMEA region in the above table.

      Right-of-use assets of lessees that were located in Israel amounted to$1.4 million and $2.5 million for the years ended December 31, 2021 and 2020 respectively and are included under the EMEA region in the above table.